SHARE CAPITAL (Share Capital) (Details) (USD $)	1 Months Ended				39 Months Ended
	Feb. 28, 2010	Aug. 31, 2007	Mar. 31, 2000	Dec. 31, 1999	Dec. 31, 2003	Apr. 30, 2005	Mar. 31, 2001
SHARE CAPITAL [Abstract]
Stock issued during period, shares		3,200,000	1,500,000	4,600,000
Net proceeds from initial public offering				$ 49,838,000
Proceeds from issuance of stock			62,702,000
Stock repurchase program, number of shares authorized for repurchase							1,000,000
Stock repurchase program, authorized amount						10,000	10,000
Number of shares repurchased					898,500
Treasury stock acquired during the period, value					9,885,000
Equity issuance, price per share		$ 6.00
Warrants issued, exercise Price		$ 8.00
Fair value of warrants		$ 1,081,000
Stock split ratio	0.1